Property, plant and equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Asset impairment charge	$ 124,788	$ 0
New Zealand CGU
Disclosure of information for cash-generating units [line items]
Asset impairment charge	125,000
Non-cash after-tax asset impairment charge	$ 90,000
New Zealand CGU | Discount rate (after-tax) | Input value or range
Disclosure of information for cash-generating units [line items]
Sensitivities	0.09